Consolidated Statement of Changes In Equity ₨ in Millions, $ in Millions	INR (₨)	USD ($)	Subsidiaries INR (₨)	Issued capital INR (₨)	Issued capital USD ($)	Share premium INR (₨)	Share premium USD ($)	Hedge reserve INR (₨) [1]	Hedge reserve USD ($)	[1]	Share based payment reserve INR (₨)	Share based payment reserve USD ($)	Retained earnings / (losses) INR (₨)	Retained earnings / (losses) USD ($)	Capital reserve INR (₨)	Capital reserve USD ($)	Debenture redemption reserve INR (₨)	Debenture redemption reserve USD ($)	Foreign currency translation reserve INR (₨)	Foreign currency translation reserve USD ($)	Total INR (₨)	Total USD ($)	Non- controlling interests INR (₨)	Non- controlling interests USD ($)	Non- controlling interests Subsidiaries INR (₨)
Beginning balance at Mar. 31, 2022	₨ 126,373			₨ 4,808		₨ 154,051		₨ (1,328)			₨ 3,444		₨ (38,420)		₨ (5,573)		₨ 1,256		₨ 201		₨ 118,439		₨ 7,934
Profit / (loss) for the year	(5,029)												(4,817)								(4,817)		(212)
Other comprehensive income / (loss) for the year, net of tax	1,208							710					2						345		1,057		151
Total comprehensive income / (loss) for the year, net of tax	(3,821)							710					(4,815)						345		(3,760)		(61)
Shares issued during the year	15			0		85					(70)										15
Share-based payment expense	2,512										2,512										2,512
Equity component of debentures and shares issued by subsidiaries	5,007																						5,007
Acquisition of interest by non-controlling interest in subsidiaries													(31)								(31)		31
Acquisition of non-controlling interest	(1,343)														76						76		(1,419)
Allocation of other equity to non controlling interest													15				50		1		66		(66)
Transfer to / transfer from debenture redemption reserve (net)													106				(106)
Shares bought back, held as treasury stock	(13,499)												(13,499)								(13,499)
Change in fair value of put option liability / derecognition of non-controlling interests	3,156												3,034								3,034		122
Ending balance at Mar. 31, 2023	118,400			4,808		154,136		(618)			5,886		(53,610)		(5,497)		1,200		547		106,852		11,548
Profit / (loss) for the year	4,147												3,404								3,404		743
Other comprehensive income / (loss) for the year, net of tax	(2,287)							(2,076)					(14)						(68)		(2,158)		(129)
Total comprehensive income / (loss) for the year, net of tax	1,860							(2,076)					3,390						(68)		1,246		614
Shares issued during the year	2			0		17					(15)										2
Share-based payment expense	2,278										2,278										2,278
Equity component of debentures and shares issued by subsidiaries	4,767																						4,767
Acquisition of interest by non-controlling interest in subsidiaries													30								30		(30)
Acquisition of non-controlling interest	15														252						252		(237)
Allocation of other equity to non controlling interest													58		(17)		0		(5)		36		(36)
Amount transferred to the carrying amount of property, plant and equipment (net of tax)	827							827													827
Transfer to / transfer from debenture redemption reserve (net)													5				(5)
Shares bought back, held as treasury stock	(4,926)												(4,926)								(4,926)
Change in fair value of put option liability / derecognition of non-controlling interests	(1,526)												(1,380)								(1,380)		(146)
Ending balance at Mar. 31, 2024	121,697			4,808		154,153		(1,867)			8,149		(56,433)		(5,262)		1,195		474		105,217		16,480
Profit / (loss) for the year	4,591	$ 54											3,814								3,814		777
Other comprehensive income / (loss) for the year, net of tax	30	0						(150)					40						87		(23)		53
Total comprehensive income / (loss) for the year, net of tax	4,621	54						(150)					3,854						87		3,791		830
Shares issued during the year	0		₨ 1,829	0		51					(51)										0				₨ 1,829
Share-based payment expense	2,402										2,402										2,402
Forfeiture of vested options											(103)		103
Acquisition of non-controlling interest	(429)														425								(429)
Allocation of other equity to non controlling interest													(305)		399		(118)		4		(20)		20
Amount transferred to the carrying amount of property, plant and equipment (net of tax)	1,427							1,427													1,427
Transfer to / transfer from debenture redemption reserve (net)													(759)				759
Change in fair value of put option liability / derecognition of non-controlling interests	(435)												(215)								(215)		(220)
Ending balance at Mar. 31, 2025	₨ 131,112	$ 1,535		₨ 4,808	$ 56	₨ 154,204	$ 1,805	₨ (590)	$ (7)		₨ 10,397	$ 122	₨ (53,755)	$ (629)	₨ (4,863)	$ (57)	₨ 1,836	$ 21	₨ 565	$ 7	₨ 112,602	$ 1,318	₨ 18,510	$ 217

[1]	includes cash flow hedge reserve and cost of hedge reserve